SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 639	$ 608
Accumulated Depreciation	493	387
Net book value	146	221
Research Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	177	143
Accumulated Depreciation	109	63
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	229	229
Accumulated Depreciation	181	135
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	233	236
Accumulated Depreciation	$ 203	$ 189